LAND USE RIGHTS - NET (Tables)	12 Months Ended
Dec. 31, 2015
LAND USE RIGHTS - NET [Abstract]
Schedule of land use rights -net
in millions of $	As of December 31,
	2014	2015

Land use rights
Cost	-	52.9
Less: Accumulated amortization	-	1.1

	-	51.8